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                                 UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [_]; Amendment Number:   ______________

    This Amendment (Check only one):    [_] is a restatement
                                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    MRA Asset Management, LLC
Address: 16 Bridge Square
         Westport, CT 06880

Form 13F File Number;

The instructional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brad Berggren
Title: Chief Compliance Officer
Phone: 203-227-1700

    /s/ Brad Berggren             Westport, CT             April 13, 2007
--------------------------  ------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.)

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                   1
Form 13F Information Table Entry Total:      4,574,000
Form 13 F Information Table Value Total    171,283.750
                                            (thousands)

List of Other Included Managers:

No. 1                        Form 13F File Number               Name
-----                        --------------------               ----
                                                      William & Flora Hewlett
                                                      Foundation

Other Managers Reporting for this Manager:

No.                          Form 13F File Number               Name
---                          --------------------               ----

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
                                                                    Shares/Prn                             Voting Authority
                                                               --------------------- Investment  Other   ---------------------
Name of Issuer       Title of Class   CUSIP     Market Value       Amount     Sh/Prn Discretion Managers Sole Shared   None
--------------       -------------- --------- ---------------- -------------- ------ ---------- -------- ---- ------ ---------
MICROSOFT CORP COM   COMMON SHARES  594918104   5,574,000.0000        200,000   Sh      SOLE                           200,000
HEWLETT PACKARD CO
  COM                COMMON SHARES  428236103 100,350,000.0000      2,500,000   Sh     SHARED      1                 2,500,000
AGILENT
  TECHNOLOGIES INC
  COM                COMMON SHARES  00846U101  48,850,500.0000      1,450,000   Sh     SHARED      1                 1,450,000
STANDARD AND POORS
  DEPOSITORY
  RECEIPTS           COMMON SHARES  78462F103   6,958,000.0000         49,000   Sh      SOLE                            49,000
COMCAST CORPORATION
  SPECIAL CLASS A    COMMON SHARES  20030N200   9,551,250.0000        375,000   Sh      SOLE                           375,000

Totals                                        171,283,750.0000 4,574,000.0000
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